Summary of Significant Accounting Policies - Analysis of Different Types of Revenues (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from continuing operations
Subscription revenue		$ 90,163	$ 82,435	$ 98,189
Advertising revenue		16,874	4,802	5,834
Other internet value-added services	[1]	49,929	42,759	31,789
Total		$ 156,966	$ 129,996	$ 135,812

[1]	Other internet value-added services mainly comprise revenue from online game, traffic referral programs, technical services regarding online acceleration, online sales revenue, sales of software licenses, cloud computing revenue (including revenue from sale of ZQB and idle bandwidth) and live video.